DEFERRED INCOME (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of Deferred Income
SCHEDULE OF DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

	June 30, 2025	December 31, 2024
Deferred, revenue beginning	$86,681	$107,674
Revenue recognized	(12,151)	(21,852)
Unearned revenues received	66,555	1,744
Foreign exchange	(5,771)	(885)
	$135,314	$86,681
Current portion	$80,106	$18,542
Long term portion	55,208	68,139
	$135,314	$86,681